INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Annual reconciliation of income taxes calculated at the statutory rate to the actual tax provision
An annual reconciliation of income taxes calculated at the statutory rate to the actual tax provision is as follows:

	2013	2012

Statutory federal and provincial tax rate	27.0%	27.0%
Expected tax recovery at statutory rate	$(11,301)	$(7,490)
Foreign income taxed at higher rates	(68)	25
Permanent differences and other	339	243
Research and development tax credits	(1,569)
Valuation allowances	12,743	7,308
Income tax expense	$144	$86

Company's loss from operations before income taxes, by taxing jurisdiction
The components of the Company’s loss from operations before income taxes, by taxing jurisdiction, were as follows:

	2013	2012

Canada	$(40,970)	$(28,501)
United States	(1,092)	361
Other	206	470
	$(41,856)	$(27,670)

Major items giving rise to deferred tax assets and liabilities
The major items giving rise to deferred tax assets and liabilities are presented below:

	2013	2012

Non-capital losses carried forward	$25,550	$17,112
Capital assets	653	1,232
Intangible assets	(2,271)	(2,459)
Research and development expenditures	12,807	10,344
Research and development tax credits	16,623	15,250
Stock Compensation	506	-
Reserves not taken for tax purposes	1,593	816
Total deferred tax assets	55,461	42,295
Valuation allowance	(55,461)	(42,295)
Net deferred tax asset	$-	$-